Schedule 1 - Condensed Financial Statements of The Company (Details) - Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	$ 15,799	95,643	130,510	(299,374)	$ 15,799	95,643	130,510	(299,374)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in (earnings) loss of subsidiaries					(23,032)	(139,429)	(195,288)	230,492
Compensation expenses associated with stock options	7,485	45,317	66,878	57,003	7,418	44,904	66,878	57,003
Changes in operating assets and liabilities:
Other receivables	2,760	16,710	(12,834)	(33,646)	201	1,212	189,004	(188,182)
Other payables					(96)	(582)	(189)	(6,790)
Net cash (used in)generated from operating activities	30,716	185,945	157,808	491,400	357	2,161	190,915	(206,851)
Cash flows from investing activities
Increase in investment in subsidiaries					(5,633)	(34,102)	(12,899)	(56,374)
Advances (to) from subsidiaries					6,167	37,337	(176,826)	205,316
Disposal of subsidiaries					(253)	(1,532)
Net cash (used in) generated from investing activities	(69,264)	(419,308)	234,914	(46,023)	281	1,703	(189,725)	148,942
Cash flows from financing activities:
Proceeds on exercise of stock options			348	5,305			348	5,305
Repurchase ordinary shares			(9,244)	(13,722)			(9,244)	(13,722)
Net cash used in financing activities	553	3,350	(86,696)	(129,810)			(8,896)	(8,417)
Net increase (decrease) in cash and cash equivalents	(37,995)	(230,013)	306,026	315,567	638	3,864	(7,706)	(66,326)
Cash and cash equivalents at beginning of year	417,202	2,525,618	2,222,160	1,924,884	2,410	14,589	24,776	109,393
Effect of exchange rate changes on cash and cash equivalents	(1,153)	(6,982)	(2,568)	(18,291)	(1,153)	(6,982)	(2,481)	(18,291)
Cash and cash equivalents at end of year	$ 378,054	2,288,623	2,525,618	2,222,160	$ 1,895	11,471	14,589	24,776